Award Timing Disclosure		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Incentive

We maintain our 2020 Long Term Incentive Plan, as amended and restated (the “2020 Plan”) pursuant to which we currently grant RSU awards to eligible participants. Grants of RSUs under this plan to our NEOs are disclosed in the Summary Compensation and Outstanding Equity Awards at Fiscal Year-End tables above. In September 2025, Mr. Bitterman and Ms. Carson were each granted an award of RSUs subject to time-based vesting conditions. Mr. Bitterman received 250,000 RSUs, and Ms. Carson received 47,000 RSUs. The RSUs are scheduled to vest in full on the first anniversary of their grant date.

The Compensation Committee last granted a stock option in October 2023. We have no program, practice or plan to grant stock options in coordination with the release of material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of stock options or other compensation, and we have no plan to do so. These considerations are not applicable to RSUs or other types of equity awards that do not include an exercise price related to the market price of our stock on the date of grant.

Award Timing Method		The Compensation Committee last granted a stock option in October 2023. We have no program, practice or plan to grant stock options in coordination with the release of material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of stock options or other compensation, and we have no plan to do so. These considerations are not applicable to RSUs or other types of equity awards that do not include an exercise price related to the market price of our stock on the date of grant.
Award Timing Predetermined		false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value		false